VIE and Other Finance Receivables, net of Allowance for Losses (Details 5) (Predecessor, VIE and Other Finance Receivables, net, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Portfolio delinquency status
30-59 Days Past Due		$ 8	$ 445
Greater than 90 Days	172	54	845
Total Past Due	172	62	1,290
Current	85,602	93,206	102,955
VIE and Other Finance Receivables, net	85,774	93,268	104,245
Structured settlements and annuities
Portfolio delinquency status
30-59 Days Past Due		8	83
Greater than 90 Days	172	54	355
Total Past Due	172	62	438
Current	25,870	26,012	24,648
VIE and Other Finance Receivables, net	26,042	26,074	25,086
Lottery winnings
Portfolio delinquency status
30-59 Days Past Due			362
Greater than 90 Days			5
Total Past Due			367
Current	59,732	63,430	73,756
VIE and Other Finance Receivables, net	59,732	63,430	74,123
Life insurance premium financing
Portfolio delinquency status
Greater than 90 Days			485
Total Past Due			485
Current		3,764	4,551
VIE and Other Finance Receivables, net		$ 3,764	$ 5,036